Contingent consideration	12 Months Ended
Jun. 30, 2025
Statement [line items]
Contingent consideration
Note 15. Contingent consideration

	2025 A$’000	2024 A$’000
Current Liabilities
Contingent consideration - EVT801	—	3,253
	—	3,253

Non-current Liabilities
Contingent consideration - Paxalisib	—	1,266
Contingent consideration - EVT801	—	2,486
	—	3,752
	—	7,005

Reconciliations
Reconciliation of the balance at the beginning and end of the reporting period is set out be low:

	2025	2024
	A$’000	A$’000
Contingent consideration at start of period (current and non-current)	7,005	6,871
Interest on unwinding of discount	232	339
Foreign currency loss / (gain)	317	(86)
Gain on remeasurement of contingent consideration	(7,554)	(119)

	—	7,005

Contingent consideration - Paxalisib
The total amount of milestone payments not recognised
as a liability

at year end for Paxalisib totals US$1,000,000 (A$2,776718) (2024: nil). Refer to Note 11.
Contingent consideration - EVT801
The total amount of milestone payments not recognised as a liability at year end for
EVT-801
totals €306,000,000 (A$547,798,067) (2024: €300,500,000 (A$496,287,928)). Refer to Note 11.